December 4, 2001

Dear Fellow Shareholders:

Thank you for investing in The Henssler Equity Fund ("The Fund"). As you know, the stock market has been "bearish" since we published our Annual report in April. The Fund's cumulative return year to date through October 30, 2001, was down (-14.19%) versus a decrease of (-18.87%) for the Standard & Poor's 500 Index (S&P 500). Since inception on June 10, 1998, The Fund has returned 4.85% versus a decrease of (-0.16%) for the S&P 500 on an annualized basis.

The Fund continues to perform well among its peers. For the three year period through October 31, 2001, Morningstar ranked The Fund as a Large Cap Blend Fund, and stated that The Fund finished in the top six percent (6%) of Large Cap Blend funds for that period. The ranking compares performance among funds with the same investment objectives. There were eight hundred twenty-two (822) funds classified as Large Blend funds. Of course, we caution investors that past performance is no guarantee of future results.

The events that took place on September 11, 2001 were a "wake- up call". Our economy and nation, although off balance temporarily, is as solid as a rock and will continue to be. Many things have changed since the tragedy. However, our investment strategy remains intact. We will continue to buy only the strongest companies around. During the malaise, we were comfortable with the composition of our portfolio as we are today.

Our long-term investment strategy continues to focus on the overweighting our positions in Technology, Health Care, and Financial sectors. Since the last report we have added to positions in Financials and Technology. Notable additions were made to Applied Materials, J.P. Morgan Chase, Intel, and MBNA. New additions to the portfolio include BP Plc, Goldman Sachs and EMC Corp.

Our disciplined approach led to the elimination of several positions. During the past six months we eliminated several holdings including ADC Telecom, Charter One Financial, Equifax, National Service Industries, and Repsol Adr. We strongly feel that all transactions augmented the fortification of our high quality portfolio. In our view, the Henssler Equity Fund is well-positioned to prosper as the economy recovers.

October 31, 2001
Page Two

If you would like to receive periodic information regarding The Fund, we encourage you to visit our website at www.henssler.com. You can review The Henssler Equity Fund link as often as you like. Each quarter through our website, we provide details on our top 10 holdings, industry allocation, and other statistics. We also provide on our website media appearance information and links to articles in which The Fund's management team has been quoted.

On behalf of our board of directors and management team, we thank you for the trust and confidence you have shown by using The Henssler Equity Fund as your investment vehicle.

Yours very truly,

/s/ Gene W. Henssler, Ph.D. /s/ Theodore L. Parrish  /s/ James L. Brookover, CFA
Gene W. Henssler, Ph.D.     Theodore L. Parrish      James L. Brookover, CFA
Co-Manager                  Co-Manager               Co-Manager

This report is intended for The Fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

THE HENSSLER EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                             OCTOBER 31, 2001
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                         ------        -----
COMMON STOCK -- 98.37%

   BASIC MATERIALS -- 3.98%

      BUILDING AND CONSTRUCTION PRODUCTS
      Vulcan Materials Co.                               15,335    $    637,476
                                                                   ------------

      BUILDING - MAINTENANCE & SERVICE
      Ecolab, Inc.                                       11,300         397,534
                                                                   ------------

      FERTILIZERS
      Potash Corporation of Saskatchewan, Inc.            2,350         138,157
                                                                   ------------
         TOTAL BASIC MATERIALS                                        1,173,167
                                                                   ------------

   CAPITAL GOODS -- 5.60%

      AUTO-MEDIUM & HEAVY DUTY TRUCKS
      PACCAR, Inc.                                       16,175         854,364
                                                                   ------------

      DIVERSIFIED MANUFACTURING
      General Electric Co.                               11,835         430,912
      Illinois Tool Works, Inc.                           6,400         366,080
                                                                   ------------
                                                                        796,992
                                                                   ------------
         TOTAL CAPITAL GOODS                                          1,651,356
                                                                   ------------

   COMMUNICATION SERVICES -- 4.73%

      TELECOMMUNICATION SERVICES
      Vodafone Group Plc ADR                             18,825         435,234
                                                                   ------------

      TELEPHONE-INTEGRATED
      CenturyTel, Inc.                                   15,372         485,755
      SBC Communications, Inc.                           12,400         472,564
                                                                   ------------
                                                                        958,319
                                                                   ------------
         TOTAL COMMUNICATION SERVICES                                 1,393,553
                                                                   ------------

   CONSUMER CYCLICALS -- 5.78%

      RETAIL-BUILDING PRODUCTS
      Home Depot, Inc.                                   17,170         656,409
                                                                   ------------

      RETAIL-MAJOR DEPARTMENT STORES
      Target Corp.                                       33,670       1,048,820
                                                                   ------------
         TOTAL CONSUMER CYCLICALS                                     1,705,229
                                                                   ------------

   CONSUMER STAPLES -- 15.11%

      BEVERAGES-NON-ALCOHOLIC
      Pepsico, Inc.                                      27,275       1,328,565
                                                                   ------------

      BREWERY
      Anheuser-Busch Companies, Inc.                     21,570         898,606
                                                                   ------------

THE HENSSLER EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                             OCTOBER 31, 2001
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                         ------        -----
      COSMETICS & TOILETRIES
      Kimberly-Clark Corp.                               12,935    $    718,022
                                                                   ------------

      FOOD-WHOLESALE/DISTRIBUTION
      Sysco Corp.                                        20,250         488,227
                                                                   ------------

      MEDICAL-WHOLESALE DRUG DISTRIBUTION
      Cardinal Health, Inc.                              10,050         674,455
                                                                   ------------

      RETAIL-DRUG STORES
      Walgreen Co.                                       10,770         348,733
                                                                   ------------
         TOTAL CONSUMER STAPLES                                       4,456,608
                                                                   ------------

   ENERGY -- 7.48%

      CHEMICAL - SPECIALITY
      Ashland, Inc.                                      11,000         442,860
                                                                   ------------

      OIL COMPANY-INTEGRATED
      BP Plc  ADR                                         8,200         396,388
      Exxon/Mobil Corp.                                  14,814         584,412
      Royal Dutch Petroleum Co. ADR                       7,480         377,815
                                                                   ------------
                                                                      1,358,615
                                                                   ------------

      OIL-FIELD SERVICES
      Halliburton Co.                                    16,400         404,916
                                                                   ------------

         TOTAL ENERGY                                                 2,206,391
                                                                   ------------

   FINANCIALS -- 20.46%

      COMMERCIAL BANKS-SOUTHERN US
      Southtrust Corp.                                   32,800         743,248
                                                                   ------------

      FINANCE-CREDIT CARD
      MBNA Corp.                                         27,442         757,674
                                                                   ------------

      FINANCE-MORTGAGE LOAN/BANKER
      Fannie Mae                                         16,630       1,346,365
                                                                   ------------

      INSURANCE-LIFE/HEALTH
      Jefferson-Pilot Corp.                              19,162         792,349
                                                                   ------------

      INSURANCE-MULTI-LINE
      American International Group, Inc.                  8,209         645,227
                                                                   ------------

      INVESTMENT MANAGEMENT/ADVISORY SERVICES
      Goldman Sachs Group, Inc.                           6,000         468,960
      T. Rowe Price Group, Inc.                          12,100         335,896
                                                                   ------------
                                                                        804,856
                                                                   ------------
      MONEY CENTER BANKS
      Bank of America Corp.                               8,600         507,314
      J. P. Morgan Chase & Co., Inc.                     12,326         435,847
                                                                   ------------
                                                                        943,161
                                                                   ------------
         TOTAL FINANCIALS                                             6,032,880
                                                                   ------------

THE HENSSLER EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                             OCTOBER 31, 2001
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                         ------        -----
   HEALTHCARE -- 17.50%

      Medical Instruments
      Medtronic, Inc.                                    11,100    $    447,330
                                                                   ------------

      MEDICAL PRODUCTS
      Johnson & Johnson                                  21,370       1,237,537
                                                                   ------------

      MEDICAL-BIOMEDICAL/GENES
      Amgen, Inc.*                                        6,250         355,125
                                                                   ------------

      MEDICAL- DRUGS
      Bristol-Myers Squibb Co.                           22,115       1,182,047
      Pfizer, Inc.                                       22,150         928,085
      Schering Plough Corp.                              27,220       1,012,040
                                                                   ------------
                                                                      3,122,172
                                                                   ------------
         TOTAL HEALTHCARE                                             5,162,164
                                                                   ------------

   Technology -- 17.73%

      COMPUTER SOFTWARE
      Microsoft Corp.*                                   16,750         974,012
                                                                   ------------

      COMPUTER-MEMORY DEVICES
      EMC Corp.*                                         24,100         296,912
                                                                   ------------

      COMPUTER-MICRO
      Dell Computer Corp.*                               24,500         587,510
      Sun Microsystems, Inc.*                            19,500         197,925
                                                                   ------------
                                                                        785,435
                                                                   ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS
      Applied Materials, Inc.*                           36,900       1,258,659
      Intel Corp.                                        32,740         799,511
      Texas Instruments, Inc.                            14,800         414,252
                                                                   ------------
                                                                      2,472,422
                                                                   ------------

      NETWORKING PRODUCTS
      Cisco Systems, Inc.*                               13,000         219,960
                                                                   ------------

      WIRELESS EQUIPMENT
      Motorola, Inc.                                     29,400         481,278
                                                                   ------------
         TOTAL TECHNOLOGY                                             5,230,019
                                                                   ------------


      TOTAL COMMON STOCK (COST $28,268,934)                          29,011,367
                                                                   ------------


REPURCHASE AGREEMENTS -- 1.66%

      Fifth Third Bank, 1.96%, dated 10/31/01, due
      11/01/01, repurchase price $488,435
      (collateralized by FNMB Pool #296046, 6.50%,
      due 06/01/09, market value $503,060
      (COST $488,408)                                   488,408         488,408
                                                                   ------------

      TOTAL INVESTMENTS (COST $28,757,342) -- 100.03%                29,499,775
      OTHER LIABILITIES IN EXCESS OF ASSETS, NET -- (.03)%               (8,336)
                                                                   ------------
      NET ASSETS -- 100%                                           $ 29,491,439
                                                                   ============

      * Non-income producing investment.
      ADR - American Depository Receipt

      Cost of investments owned for federal income tax purposes at October 31, 2001 was $29,012,298. The difference between book cost and tax cost consists of wash sales in the amount of $254,956.

      At October 31, 2001 the composition of unrealized appreciation was as follows:

         Gross unrealized appreciation                             $  2,051,526
         Gross unrealized depreciation                               (1,564,049)
                                                                   ------------
         Net unrealized appreciation                               $    487,477
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE HENSSLER EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                 OCTOBER 31, 2001
--------------------------------------------------------------------------------

ASSETS:
     Investments, at market (identified cost $28,757,342)          $ 29,499,775
     Receivables:
          Dividends and interest                                         20,252
          Fund shares sold                                               10,436
                                                                   ------------
                Total assets                                         29,530,463
                                                                   ------------

LIABILITIES:
    Payables:
          Advisory fees due to advisor                                   12,638
          Operating service fees due to advisor                          16,691
          Directors' fees                                                   459
          Legal fees                                                      2,963
          Fund shares redeemed                                            6,273
                                                                   ------------
                Total liabilities                                        39,024
                                                                   ------------

NET ASSETS                                                         $ 29,491,439
                                                                   ============

NET ASSETS CONSIST OF:
    Common stock                                                   $        253
    Additional capital paid - in                                     29,388,029
    Accumulated undistributed net investment income                      31,629
    Accumulated realized losses on investments                         (670,905)
    Net unrealized gain on investments                                  742,433
                                                                   ------------

Net Assets, for 2,527,145 shares outstanding                       $ 29,491,439
                                                                   ============

Net Asset Value, offering and redemption price per share           $      11.67
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE HENSSLER EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest                                                       $      7,974
    Dividends                                                           190,631
                                                                   ------------
               Total investment income                                  198,605
                                                                   ------------

EXPENSES:
    Investment advisory fees                                             74,797
    Administration fees                                                 104,715
    Directors' fees                                                       7,197
    Legal fees                                                            4,495
                                                                   ------------
           Total expenses                                               191,204
                                                                   ------------

    Net investment income                                                 7,401
                                                                   ------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                   (490,549)
    Net change in unrealized depreciation on investments             (2,994,850)
                                                                   ------------
    Net loss on investments                                          (3,485,399)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (3,477,998)
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE HENSSLER EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED OCTOBER 31, 2001
--------------------------------------------------------------------------------

                                                                            PERIOD ENDED
                                                                          OCTOBER 31, 2001    YEAR ENDED
                                                                             (UNAUDITED)    APRIL 30, 2001
                                                                            ------------     ------------
Operations:
     Net investment income                                                  $      7,401     $     24,228
     Net realized loss on investments                                           (490,549)        (104,352)
     Net change in unrealized depreciation on investments                     (2,994,850)        (228,723)
                                                                            ------------     ------------
Net decrease in net assets resulting from operations                          (3,477,998)        (308,847)
                                                                            ------------     ------------

Distributions to shareholders from:
     Net investment income                                                            --               --
     Net realized gains                                                               --          (84,580)
                                                                            ------------     ------------
                                                                                      --          (84,580)
                                                                            ------------     ------------

Capital Share Transactions:
     Proceeds from shares sold                                                 5,412,734       11,160,182
     Proceeds from shares issued to holders in reinvestment of dividends              --           83,045
     Cost of shares redeemed                                                  (2,006,763)      (3,406,215)
                                                                            ------------     ------------
Increase in net assets from Fund share transactions                            3,405,971        7,837,012
                                                                            ------------     ------------

Increase  (decrease) in net assets                                               (72,027)       7,443,585

NET ASSETS:
     Beginning of period                                                      29,563,466       22,119,881
                                                                            ------------     ------------
     End of period (including undistributed accumulated net
        investment income of $7,401 and $24,228, respectively)              $ 29,491,439     $ 29,563,466
                                                                            ============     ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE HENSSLER EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                  FOR THE PERIOD
                                                       ENDED         FOR THE YEAR      FOR THE YEAR    FOR THE PERIOD
                                                 OCTOBER 31, 2001       ENDED             ENDED             ENDED
                                                    (UNAUDITED)     APRIL 30, 2001    APRIL 30, 2000   APRIL 30, 1999 *
                                                   ------------      ------------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD               $      13.12      $      13.29      $      11.74      $      10.00
                                                   ------------      ------------      ------------      ------------

   Income From Investment Operations:
   Net investment income                                     --              0.01              0.01              0.02
   Net gain (loss) on securities (both realized
      and unrealized)                                     (1.45)            (0.14)             1.56              1.74
                                                   ------------      ------------      ------------      ------------
        Total from investment operations                  (1.45)            (0.13)             1.57              1.76
                                                   ------------      ------------      ------------      ------------

   Distributions:
   Net realized capital gain                                 --             (0.04)               --                --
   Net investment income                                     --                --             (0.02)            (0.02)
                                                   ------------      ------------      ------------      ------------
        Total distributions                                  --             (0.04)            (0.02)            (0.02)
                                                   ------------      ------------      ------------      ------------

NET ASSET VALUE, END OF PERIOD                     $      11.67      $      13.12      $      13.29      $      11.74
                                                   ============      ============      ============      ============

TOTAL RETURN                                             (11.05)%           (0.96)%           13.37%            17.57%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)             $     29,491      $     29,563      $     22,120      $     15,680
   Ratio of expenses to average net assets                 1.28% 1           1.21%             1.20%             1.20% 1
   Ratio of net investment income to
     average net assets                                    0.05% 1           0.10%             0.10%             0.17% 1
   Portfolio turnover rate                                   24%               49%               58%               14%

   * The Henssler Equity Fund commenced operations on June 10, 1998.
   1 Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
OCTOBER 31, 2001

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Henssler Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (the "Fund"). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act"). The Company has an authorized capital of 100,000,000 shares, classified as shares of common stock with a par value of $.0001 per share. The Fund's investment strategy is to emphasize long-term capital appreciation and safety of principal. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

     The costs incurred in connection with the organization, initial registration and public offering of shares have been paid by Henssler Asset Management, LLC (the "Advisor"). Accordingly, no organization costs have been recorded by the Fund.

     The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation--Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not rated on the valuation date are valued at the most recent bid prices. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment manager under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value.

b) Repurchase agreements--In connection with transactions in repurchase agreements, it is the Funds policy that its custodian take possession of the underlying collateral securities, the fair market value which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Federal Income Taxes--No provision for federal income taxes has been made since the Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes.

d) Distributions to Shareholders--Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and

THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
OCTOBER 31, 2001

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES-(CONTINUED)

capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

e) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other--Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

2.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Fund were as follows:

                                           PERIOD ENDED        YEAR ENDED
                                         OCTOBER 31, 2001    APRIL 30, 2001
                                           ------------       ------------
     Sold ...........................           432,230            839,711
     Reinvested .....................                --              6,097
     Redeemed .......................          (159,139)          (256,138)
                                           ------------       ------------
     Net Increase ...................           273,091            589,670
                                           ============       ============

3.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the period ended October 31, 2001, were as follows:

          Purchases:                       $ 10,322,102
          Sales:                              6,837,857

4.   ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     The Fund has entered into a Management Agreement with Henssler Asset Management, LLC (the "Advisor") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to the Fund's daily net assets. For the period ended October 31, 2001, the Advisor received advisory fees of $74,797.

THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
OCTOBER 31, 2001

4.   ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS
     (CONTINUED)

     The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Advisor to provide or arrange for day-to-day operational services to the Fund. On June 29, 2001, the Board of Directors approved a new Operating Services Agreement. Under the new Servicing Agreement, the Advisor provides all of the Fund's day-to-day operational services, excluding costs of brokerage, interest, taxes, litigation, independent directors' fees and expenses, independent directors' legal fees, and extraordinary expenses. For the period ended October 31, 2001, the Fund incurred independent directors' fees and independent directors' legal fees of $7,197 and $4,495 respectively. Pursuant to the Servicing Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% as applied to the Fund's daily net assets. For the period ended October 31, 2001, the Advisor received fees of $104,715.

     The Fund and the Advisor have entered into an Investment Company Services Agreement (the "ICSA") with Declaration Service Company to provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, registrar and recordkeeping services.

     Recently, InCap Group acquired Declaration Holdings Company, the parent organization of Declaration Service Company. InCap Group acquired substantially all the assets of the organization, including the investment service agreement between the Fund, the Adviser and Declaration Service Company. It is anticipated that the investment service contract will be assigned to InCap Service Company by the end of the calendar year. There will be no material changes to the existing contract.

     The Fund and the Advisor have entered into a Distribution Agreement with Declaration Distributors, Inc. to provide distribution services to the Fund. Declaration Distributors, Inc. serves as underwriter/distributor of the Fund.

     Recently, InCap Group acquired Declaration Holdings Company, the parent organization of Declaration Distributors, Inc. InCap Group acquired all the assets and liabilities of the organization, including the distribution agreement between the Fund, the Adviser and Declaration Distributors, Inc. It is anticipated that the distribution agreement will be assigned to InCap Distributors, Inc. by the end of the calendar year. There will be no material changes to the existing contract.

     Certain directors and officers of the Fund are directors and officers of the Advisor.

THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
OCTOBER 31, 2001

4.   ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS
     (CONTINUED)

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2001, Charles Schwab & Co., owned of record in aggregate more than 65% of the Henssler Equity Fund. The shares are held under an omnibus account (where by the transaction of two or more shareholders is combined and carried in the name of the originating broker rather than designated separately).

5.   REVOLVING LINE OF CREDIT

     Revolving Credit Agreement--The Fund has a $5,000,000 Revolving Credit Agreement with Fifth Third Bank; Borrowings under this arrangement bear interest at the Overnight Funds Rate in effect on the day the loan is made. The Overnight Funds Rate means the rate of interest on overnight funds which the Bank is offering to other borrowers and potential borrowers of comparable financial condition to borrower on the business day a loan is made, pursuant to this agreement. As of October 31, 2001, there were no outstanding balances.